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Needham Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	$ 100,000	$ 100,000		$ 101,682		$ 103,018		$ 101,889		$ 102,488		$ 104,309			$ 104,286		$ 108,295		$ 107,281		$ 111,567		$ 111,751		$ 112,645		$ 108,885		$ 113,881		$ 108,658		$ 107,901		$ 105,503		$ 111,610		$ 112,947		$ 115,017		$ 116,733		$ 114,310		$ 104,368		$ 108,310		$ 98,183		$ 107,576		$ 111,744		$ 112,390		$ 119,405		$ 114,122		$ 123,544		$ 125,158		$ 122,986		$ 126,244		$ 131,381		$ 136,202		$ 140,534		$ 140,238		$ 132,232		$ 114,382		$ 133,610		$ 143,388		$ 149,623		$ 163,600		$ 165,963		$ 163,305		$ 162,025		$ 189,970		$ 199,902		$ 210,531		$ 215,619		$ 214,679		$ 216,247		$ 215,794		$ 230,640		$ 236,425		$ 242,838		$ 239,666		$ 252,770		$ 258,491		$ 256,228		$ 223,652		$ 218,346		$ 220,498		$ 189,147		$ 193,562		$ 171,449		$ 194,378		$ 187,663		$ 164,140		$ 170,039		$ 181,590		$ 170,799		$ 185,061		$ 183,288		$ 186,193		$ 173,025		$ 197,172		$ 211,547		$ 227,581		$ 206,868		$ 194,795		$ 174,648		$ 196,040		$ 217,432		$ 229,657		$ 267,121		$ 280,176		$ 260,481		$ 275,309		$ 278,516		$ 273,573		$ 268,442		$ 268,367		$ 251,011		$ 260,791		$ 250,074		$ 255,785		$ 236,464		$ 209,908		$ 202,437		$ 214,640		$ 237,794		$ 246,398		$ 240,844		$ 260,478		$ 286,526		$ 271,696		$ 274,049		$ 314,856		$ 336,962		$ 317,378		$ 373,524		$ 415,928		$ 454,003
Needham Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name														Retail Class
Accumulated Value			$ 10,000		$ 10,356		$ 10,440		$ 10,598		$ 10,182		$ 11,039			$ 10,961		$ 11,140		$ 11,282		$ 11,153		$ 11,216		$ 11,410		$ 11,403		$ 11,835		$ 11,719		$ 12,183		$ 12,198		$ 12,291		$ 11,873		$ 12,415		$ 11,840		$ 11,754		$ 11,488		$ 12,144		$ 12,288		$ 12,507		$ 12,687		$ 12,421		$ 11,334		$ 11,754		$ 10,654		$ 11,664		$ 12,112		$ 12,176		$ 12,930		$ 12,353		$ 13,366		$ 13,537		$ 13,292		$ 13,640		$ 14,188		$ 14,701		$ 15,163		$ 15,123		$ 14,253		$ 12,321		$ 14,390		$ 15,434		$ 16,102		$ 17,597		$ 17,846		$ 17,553		$ 17,412		$ 20,408		$ 21,468		$ 22,601		$ 23,143		$ 23,035		$ 23,197		$ 23,139		$ 24,722		$ 25,336		$ 26,012		$ 25,663		$ 27,061		$ 27,664		$ 27,410		$ 23,915		$ 23,346		$ 23,563		$ 20,203		$ 20,666		$ 18,298		$ 20,736		$ 20,011		$ 17,491		$ 18,118		$ 19,340		$ 18,185		$ 19,703		$ 19,507		$ 19,807		$ 18,402		$ 20,962		$ 22,479		$ 24,176		$ 21,971		$ 20,683		$ 18,535		$ 20,803		$ 23,067		$ 24,355		$ 28,324		$ 29,700		$ 27,607		$ 29,171		$ 29,496		$ 28,962		$ 28,408		$ 28,387		$ 26,544		$ 27,562		$ 26,415		$ 27,012		$ 24,956		$ 22,147		$ 21,346		$ 22,623		$ 25,051		$ 25,947		$ 25,354		$ 27,410		$ 30,142		$ 28,569		$ 28,808	$ 33,080	$ 35,392	$ 33,323	$ 39,207	$ 43,643	$ 47,627
Needham Aggressive Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	100,000	100,000		99,507		100,897		101,750		102,692		102,512			101,480		105,967		104,756		112,562		113,504		113,792		109,363		109,975		107,996		108,703		106,253		115,771		116,619		116,007		119,399		113,462		101,777		101,621		92,570		103,464		107,637		108,287		114,466		104,602		113,544		117,447		112,515		117,718		123,625		127,456		134,028		134,571		129,808		112,082		130,833		141,142		151,392		169,600		172,434		166,947		165,078		191,506		204,202		213,567		220,418		218,972		222,806		226,263		242,164		243,044		248,763		247,066		265,859		280,937		282,683		245,694		239,451		241,532		214,076		211,995		194,139		220,856		217,500		197,159		206,289		216,694		206,289		226,831		228,979		225,287		209,981		240,055		263,215		282,347		267,310		258,382		240,525		261,335		285,435		292,685		325,914		338,937		318,463		341,555		332,761		339,273		328,465		330,613		311,548		341,958		327,861		338,467		317,120		287,247		289,865		331,284		364,581		374,851		386,196		403,717		429,092		402,983		416,694		461,120		494,233		466,810		566,699		638,205		692,708
Needham Aggressive Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name														Retail Class
Accumulated Value			10,000		10,393		10,580		10,932		10,917		11,938			12,046		11,976		12,138		12,240		12,343		12,316		12,186		12,721		12,570		13,500		13,602		13,631		13,097		13,160		12,921		13,001		12,700		13,836		13,926		13,847		14,244		13,529		12,132		12,107		11,028		12,317		12,807		12,879		13,605		12,428		13,487		13,945		13,350		13,965		14,658		15,100		15,873		15,931		15,355		13,263		15,465		16,675		17,885		20,022		20,335		19,686		19,453		22,546		24,030		25,118		25,917		25,727		26,161		26,556		28,405		28,489		29,151		28,930		31,114		32,863		33,051		28,701		27,959		28,179		24,969		24,717		22,623		25,711		25,312		22,933		23,984		25,173		23,951		26,330		26,558		26,118		24,326		27,796		30,493		32,700		30,941		29,898		27,813		30,199		32,969		33,792		37,613		39,096		36,717		39,373		38,338		39,071		37,817		38,053		35,837		39,324		37,686		38,884		36,423		32,977		33,254		38,004		41,800		42,965		44,244		46,240		49,124		46,126		47,676	52,741	56,515	53,357	64,754	72,901	79,107
Needham Small Cap Growth Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	100,000	100,000		100,787		100,262		101,639		102,033		103,541			107,279		109,377		107,672		113,770		114,164		120,397		112,480		114,191		112,266		113,264		110,982		118,043		118,257		117,187		125,889		127,886		117,472		119,629		107,333		123,813		129,107		125,008		134,401		130,900		138,841		139,695		136,877		143,367		153,613		158,995		166,699		167,163		159,181		141,917		172,361		179,786		191,481		208,838		210,323		210,601		211,065		257,782		287,576		311,973		323,631		309,490		313,376		327,733		345,653		347,920		346,516		333,454		333,778		317,514		321,346		290,691		285,406		284,745		238,499		231,232		210,619		225,946		230,835		205,202		217,358		226,885		225,510		254,507		248,597		238,291		203,385		225,236		231,557		240,627		214,242		208,058		179,474		204,760		238,703		218,639		241,177		247,361		227,297		270,173		260,828		276,219		270,585		270,035		256,568		278,006		270,860		276,219		254,232		221,937		212,043		235,405		263,164		270,173		274,708		293,672		317,996		293,947		301,093		335,449		355,237		347,817		443,600		519,732		563,707
Needham Small Cap Growth Fund | Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name														Retail Class
Accumulated Value			10,000		10,519		10,830		11,231		11,067		12,191			12,104		12,191		12,128		12,287		12,326		12,509		12,953		13,199		12,985		13,715		13,763		14,500		13,542		13,740		13,507		13,619		13,343		14,181		14,198		14,068		15,105		15,338		14,086		14,328		12,846		14,815		15,447		14,949		16,058		15,633		16,576		16,669		16,317		17,094		18,306		18,927		19,841		19,875		18,916		16,863		20,473		21,330		22,717		24,759		24,917		24,939		24,973		30,479		33,997		36,857		38,201		36,514		36,962		38,623		40,718		40,968		40,771		39,216		39,229		37,307		37,730		34,102		33,467		33,369		27,952		27,073		24,649		26,422		26,975		23,966		25,381		26,489		26,286		29,660		28,965		27,744		23,674		26,184		27,015		28,049		24,980		24,234		20,910		23,844		27,778		25,421		28,032		28,745		26,387		31,356		30,254		32,035		31,356		31,271		29,694		32,153		31,322		31,933		29,372		25,641		24,471		27,151		30,339		31,136		31,645		33,798		36,579		33,798		34,612	38,530	40,785	39,920	50,892	59,609	64,612
Needham Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value	100,000	100,000		101,882		105,671		105,743		106,864		107,958			108,932		110,986		111,200		113,912		116,397		119,932		121,131		127,515		122,815		120,350		120,807		124,218		125,030		129,179		133,716		133,937		124,075		126,560		114,781		124,633		129,017		130,900		136,128		127,318		136,261		138,286		135,467		137,845		140,812		146,165		150,385		150,221		137,922		118,955		134,710		141,914		145,158		153,401		164,514		158,524		155,102		173,971		181,797		180,989		186,646		193,336		203,302		204,230		209,266		212,805		218,874		209,053		223,191		219,793		228,449		215,008		209,592		216,390		196,971		196,707		180,250		197,161		189,803		172,203		186,325		196,050		184,571		197,282		192,671		197,823		199,931		200,709		214,414		222,100		217,813		207,438		201,939		220,769		232,479		235,056		247,779		255,772		244,518		256,071		263,998		268,905		274,759		280,443		278,383		296,902		287,827		296,914		291,224		274,236		272,397		289,663		304,378		311,082		318,281		329,265		336,322		337,245		337,177		342,408		340,779		323,833		356,873		374,955		373,848
Needham Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value			10,000		10,397		10,423		10,440		10,214		10,671			10,879		11,084		11,496		11,504		11,626		11,745		11,851		12,074		12,098		12,393		12,663		13,048		13,178		13,873		13,361		13,093		13,143		13,514		13,602		14,054		14,547		14,571		13,498		13,769		12,487		13,559		14,036		14,241		14,810		13,851		14,824		15,044		14,738		14,996		15,319		15,902		16,361		16,343		15,005		12,941		14,655		15,439		15,792		16,689		17,898		17,246		16,874		18,927		19,778		19,690		20,306		21,033		22,118		22,219		22,767		23,152		23,812		22,743		24,281		23,912		24,853		23,391		22,802		23,542		21,429		21,400		19,610		21,450		20,649		18,734		20,271		21,329		20,080		21,463		20,961		21,522		21,751		21,836		23,327		24,163		23,696		22,568		21,969		24,018		25,292		25,572		26,956		27,826		26,602		27,858		28,721		29,255		29,892		30,510		30,286		32,301		31,313		32,302		31,683		29,835		29,635		31,513		33,114		33,843		34,626		35,821		36,589		36,690		36,682	37,251	37,074	35,231	38,825	40,792	40,672
Needham Aggressive Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value	100,000	100,000		101,882		105,671		105,743		106,864		107,958			108,932		110,986		111,200		113,912		116,397		119,932		121,131		127,515		122,815		120,350		120,807		124,218		125,030		129,179		133,716		133,937		124,075		126,560		114,781		124,633		129,017		130,900		136,128		127,318		136,261		138,286		135,467		137,845		140,812		146,165		150,385		150,221		137,922		118,955		134,710		141,914		145,158		153,401		164,514		158,524		155,102		173,971		181,797		180,989		186,646		193,336		203,302		204,230		209,266		212,805		218,874		209,053		223,191		219,793		228,449		215,008		209,592		216,390		196,971		196,707		180,250		197,161		189,803		172,203		186,325		196,050		184,571		197,282		192,671		197,823		199,931		200,709		214,414		222,100		217,813		207,438		201,939		220,769		232,479		235,056		247,779		255,772		244,518		256,071		263,998		268,905		274,759		280,443		278,383		296,902		287,827		296,914		291,224		274,236		272,397		289,663		304,378		311,082		318,281		329,265		336,322		337,245		337,177		342,408		340,779		323,833		356,873		374,955		373,848
Needham Aggressive Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value			10,000		10,397		10,423		10,440		10,214		10,671			10,879		11,084		11,496		11,504		11,626		11,745		11,851		12,074		12,098		12,393		12,663		13,048		13,178		13,873		13,361		13,093		13,143		13,514		13,602		14,054		14,547		14,571		13,498		13,769		12,487		13,559		14,036		14,241		14,810		13,851		14,824		15,044		14,738		14,996		15,319		15,902		16,361		16,343		15,005		12,941		14,655		15,439		15,792		16,689		17,898		17,246		16,874		18,927		19,778		19,690		20,306		21,033		22,118		22,219		22,767		23,152		23,812		22,743		24,281		23,912		24,853		23,391		22,802		23,542		21,429		21,400		19,610		21,450		20,649		18,734		20,271		21,329		20,080		21,463		20,961		21,522		21,751		21,836		23,327		24,163		23,696		22,568		21,969		24,018		25,292		25,572		26,956		27,826		26,602		27,858		28,721		29,255		29,892		30,510		30,286		32,301		31,313		32,302		31,683		29,835		29,635		31,513		33,114		33,843		34,626		35,821		36,589		36,690		36,682	37,251	37,074	35,231	38,825	40,792	40,672
Needham Small Cap Growth Fund | Institutional Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value	100,000	100,000		101,882		105,671		105,743		106,864		107,958			108,932		110,986		111,200		113,912		116,397		119,932		121,131		127,515		122,815		120,350		120,807		124,218		125,030		129,179		133,716		133,937		124,075		126,560		114,781		124,633		129,017		130,900		136,128		127,318		136,261		138,286		135,467		137,845		140,812		146,165		150,385		150,221		137,922		118,955		134,710		141,914		145,158		153,401		164,514		158,524		155,102		173,971		181,797		180,989		186,646		193,336		203,302		204,230		209,266		212,805		218,874		209,053		223,191		219,793		228,449		215,008		209,592		216,390		196,971		196,707		180,250		197,161		189,803		172,203		186,325		196,050		184,571		197,282		192,671		197,823		199,931		200,709		214,414		222,100		217,813		207,438		201,939		220,769		232,479		235,056		247,779		255,772		244,518		256,071		263,998		268,905		274,759		280,443		278,383		296,902		287,827		296,914		291,224		274,236		272,397		289,663		304,378		311,082		318,281		329,265		336,322		337,245		337,177		342,408		340,779		323,833		356,873		374,955		373,848
Needham Small Cap Growth Fund | Retail Class | Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000® Index
Accumulated Value			10,000		10,397		10,423		10,440		10,214		10,671			10,879		11,084		11,496		11,504		11,626		11,745		11,851		12,074		12,098		12,393		12,663		13,048		13,178		13,873		13,361		13,093		13,143		13,514		13,602		14,054		14,547		14,571		13,498		13,769		12,487		13,559		14,036		14,241		14,810		13,851		14,824		15,044		14,738		14,996		15,319		15,902		16,361		16,343		15,005		12,941		14,655		15,439		15,792		16,689		17,898		17,246		16,874		18,927		19,778		19,690		20,306		21,033		22,118		22,219		22,767		23,152		23,812		22,743		24,281		23,912		24,853		23,391		22,802		23,542		21,429		21,400		19,610		21,450		20,649		18,734		20,271		21,329		20,080		21,463		20,961		21,522		21,751		21,836		23,327		24,163		23,696		22,568		21,969		24,018		25,292		25,572		26,956		27,826		26,602		27,858		28,721		29,255		29,892		30,510		30,286		32,301		31,313		32,302		31,683		29,835		29,635		31,513		33,114		33,843		34,626		35,821		36,589		36,690		36,682	37,251	37,074	35,231	38,825	40,792	40,672
Needham Growth Fund | Institutional Class | Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap® Growth Index
Accumulated Value	100,000	100,000		103,334		106,305		106,894		108,480		111,071			111,400		113,261		114,060		117,285		120,567		124,597		125,268		132,355		128,201		127,992		126,783		131,525		132,033		134,867		142,641		142,034		127,969		131,224		119,317		133,028		140,828		142,728		149,147		140,566		150,438		153,950		151,146		149,425		152,195		159,767		161,638		163,151		151,900		129,246		149,485		164,501		168,357		181,807		186,753		184,138		184,364		209,127		219,160		218,428		222,158		217,921		230,165		226,648		242,049		244,542		252,436		240,210		257,052		246,191		247,055		215,174		212,562		215,975		191,656		184,237		170,465		191,326		185,059		169,352		182,662		192,599		181,039		196,837		194,894		197,579		194,717		194,837		209,897		216,248		209,118		198,932		188,781		211,811		227,869		226,641		243,681		249,508		235,018		237,523		241,491		242,954		248,991		257,287		261,782		296,674		278,235		295,986		279,120		258,424		267,104		292,711		305,462		311,667		314,785		313,951		313,074		306,432		302,321		299,696		302,062		283,127		301,443		315,775		324,315
Needham Growth Fund | Institutional Class | S&P MidCap 400® Growth
Account Value [Line Items]
Line Graph and Table Measure Name														S&P MidCap 400® Growth
Accumulated Value	100,000	100,000		101,677		104,344		103,940		104,809		104,299			105,988		106,922		105,281		109,403		111,878		115,991		116,244		119,585		114,285		115,346		115,047		119,794		120,298		122,421		126,332		124,947		113,020		116,549		103,360		114,172		119,012		118,335		123,093		113,281		121,938		123,388		118,213		121,833		123,210		126,876		130,440		127,034		114,976		91,698		104,703		112,362		113,774		119,020		123,202		119,202		121,793		139,180		148,257		150,487		160,723		168,228		175,802		176,147		174,343		174,945		178,353		171,272		181,353		176,026		184,966		171,630		173,542		175,945		163,440		164,663		148,822		164,969		159,852		145,155		160,424		170,240		160,808		175,648		172,465		166,929		165,622		160,339		175,027		182,248		176,977		167,674		158,724		172,227		187,240		184,036		194,966		205,877		193,484		201,976		198,784		210,324		210,159		212,588		211,087		229,684		213,320		221,532		211,903		200,308		195,796		206,364		213,750		217,212		224,584		225,612		224,557		229,157		229,322		238,611		248,442		235,060		253,540		259,760		269,079
Needham Growth Fund | Retail Class | Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap® Growth Index
Accumulated Value			10,000		10,495		10,464		10,459		10,034		10,470			10,507		10,857		11,169		11,231		11,398		11,670		11,705		11,900		11,984		12,323		12,668		13,091		13,162		13,906		13,470		13,448		13,321		13,819		13,873		14,170		14,987		14,923		13,446		13,788		12,536		13,977		14,797		14,996		15,671		14,769		15,806		16,175		15,881		15,700		15,991		16,786		16,983		17,142		15,960		13,580		15,706		17,284		17,689		19,102		19,622		19,347		19,371		21,973		23,027		22,950		23,342		22,897		24,183		23,814		25,432		25,694		26,523		25,239		27,008		25,867		25,958		22,608		22,334		22,692		20,137		19,358		17,911		20,102		19,444		17,794		19,192		20,236		19,022		20,681		20,477		20,759		20,459		20,471		22,054		22,721		21,972		20,901		19,835		22,255		23,942		23,813		25,603		26,216		24,693		24,956		25,373		25,527		26,161		27,033		27,505		31,171		29,234		31,099		29,327		27,152		28,064		30,755		32,094		32,746		33,074		32,986		32,894		32,196		31,765	31,489	31,737	29,748	31,672	33,178	34,075
Needham Growth Fund | Retail Class | S&P MidCap 400® Growth
Account Value [Line Items]
Line Graph and Table Measure Name														S&P MidCap 400® Growth
Accumulated Value			10,000		10,429		10,481		10,414		10,136		10,947			11,187		11,374		11,673		11,628		11,725		11,668		11,857		11,961		11,778		12,239		12,516		12,976		13,004		13,378		12,785		12,904		12,870		13,401		13,458		13,695		14,133		13,978		12,643		13,038		11,563		12,772		13,314		13,238		13,770		12,673		13,641		13,803		13,224		13,629		13,783		14,193		14,592		14,211		12,862		10,258		11,713		12,570		12,728		13,315		13,782		13,335		13,625		15,570		16,585		16,835		17,980		18,819		19,667		19,705		19,503		19,571		19,952		19,160		20,288		19,692		20,692		19,200		19,414		19,683		18,284		18,421		16,648		18,455		17,882		16,238		17,946		19,044		17,989		19,649		19,293		18,674		18,528		17,937		19,580		20,388		19,798		18,757		17,756		19,267		20,946		20,588		21,811		23,031		21,645		22,595		22,238		23,529		23,510		23,782		23,614		25,694		23,864		24,782		23,705		22,408		21,903		23,086		23,912		24,299		25,124		25,239		25,121		25,635		25,654	26,693	27,793	26,296	28,363	29,059	30,101
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Growth Index
Accumulated Value	100,000	100,000		101,624		104,116		105,349		107,289		106,313			109,972		110,908		110,779		116,811		118,621		122,026		122,167		126,929		123,315		124,976		125,098		132,974		134,015		136,319		144,806		141,417		123,522		125,455		110,795		123,590		131,572		129,791		133,744		123,821		133,358		134,661		128,850		127,793		131,429		139,165		142,354		140,786		130,622		105,676		121,416		132,890		137,997		142,739		151,112		147,875		148,998		175,272		191,654		200,895		207,528		200,998		205,380		199,515		208,872		201,264		204,922		197,065		206,293		196,218		197,087		170,672		171,417		172,200		151,073		148,220		139,044		154,612		153,159		139,381		152,611		155,096		145,140		159,577		157,849		153,954		152,165		152,193		164,812		172,517		163,537		152,750		140,969		153,803		172,221		166,698		180,238		185,278		171,012		180,170		179,870		194,594		192,440		194,997		192,410		216,002		198,320		204,590		190,740		176,275		175,147		186,391		197,367		200,729		212,601		221,434		228,598		227,034		224,127		233,039		232,475		217,834		249,835		264,431		273,831
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Growth Index
Accumulated Value			10,000		10,654		10,767		10,922		10,243		11,160			11,312		11,496		11,778		11,917		12,137		12,026		12,440		12,546		12,531		13,214		13,418		13,804		13,820		14,358		13,950		14,137		14,151		15,042		15,160		15,421		16,381		15,997		13,973		14,192		12,533		13,981		14,884		14,682		15,129		14,007		15,086		15,233		14,576		14,456		14,867		15,742		16,103		15,926		14,776		11,954		13,735		15,033		15,610		16,147		17,094		16,728		16,855		19,827		21,680		22,725		23,476		22,737		23,233		22,569		23,628		22,767		23,181		22,292		23,336		22,196		22,295		19,307		19,391		19,479		17,089		16,767		15,729		17,490		17,325		15,767		17,263		17,545		16,418		18,052		17,856		17,415		17,213		17,216		18,644		19,515		18,499		17,279		15,947		17,398		19,482		18,857		20,389		20,959		19,345		20,381		20,347		22,013		21,769		22,058		21,766		24,434		22,434		23,143		21,577		19,940		19,813		21,085		22,326		22,707		24,050		25,049		25,859		25,682		25,353	26,362	26,298	24,642	28,262	29,913	30,976
Needham Small Cap Growth Fund | Institutional Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Growth Index
Accumulated Value	$ 100,000	$ 100,000		$ 101,624		$ 104,116		$ 105,349		$ 107,289		$ 106,313			$ 109,972		$ 110,908		$ 110,779		$ 116,811		$ 118,621		$ 122,026		$ 122,167		$ 126,929		$ 123,315		$ 124,976		$ 125,098		$ 132,974		$ 134,015		$ 136,319		$ 144,806		$ 141,417		$ 123,522		$ 125,455		$ 110,795		$ 123,590		$ 131,572		$ 129,791		$ 133,744		$ 123,821		$ 133,358		$ 134,661		$ 128,850		$ 127,793		$ 131,429		$ 139,165		$ 142,354		$ 140,786		$ 130,622		$ 105,676		$ 121,416		$ 132,890		$ 137,997		$ 142,739		$ 151,112		$ 147,875		$ 148,998		$ 175,272		$ 191,654		$ 200,895		$ 207,528		$ 200,998		$ 205,380		$ 199,515		$ 208,872		$ 201,264		$ 204,922		$ 197,065		$ 206,293		$ 196,218		$ 197,087		$ 170,672		$ 171,417		$ 172,200		$ 151,073		$ 148,220		$ 139,044		$ 154,612		$ 153,159		$ 139,381		$ 152,611		$ 155,096		$ 145,140		$ 159,577		$ 157,849		$ 153,954		$ 152,165		$ 152,193		$ 164,812		$ 172,517		$ 163,537		$ 152,750		$ 140,969		$ 153,803		$ 172,221		$ 166,698		$ 180,238		$ 185,278		$ 171,012		$ 180,170		$ 179,870		$ 194,594		$ 192,440		$ 194,997		$ 192,410		$ 216,002		$ 198,320		$ 204,590		$ 190,740		$ 176,275		$ 175,147		$ 186,391		$ 197,367		$ 200,729		$ 212,601		$ 221,434		$ 228,598		$ 227,034		$ 224,127		$ 233,039		$ 232,475		$ 217,834		$ 249,835		$ 264,431		$ 273,831
Needham Small Cap Growth Fund | Retail Class | Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000® Growth Index
Accumulated Value			$ 10,000		$ 10,654		$ 10,767		$ 10,922		$ 10,243		$ 11,160			$ 11,312		$ 11,496		$ 11,778		$ 11,917		$ 12,137		$ 12,026		$ 12,440		$ 12,546		$ 12,531		$ 13,214		$ 13,418		$ 13,804		$ 13,820		$ 14,358		$ 13,950		$ 14,137		$ 14,151		$ 15,042		$ 15,160		$ 15,421		$ 16,381		$ 15,997		$ 13,973		$ 14,192		$ 12,533		$ 13,981		$ 14,884		$ 14,682		$ 15,129		$ 14,007		$ 15,086		$ 15,233		$ 14,576		$ 14,456		$ 14,867		$ 15,742		$ 16,103		$ 15,926		$ 14,776		$ 11,954		$ 13,735		$ 15,033		$ 15,610		$ 16,147		$ 17,094		$ 16,728		$ 16,855		$ 19,827		$ 21,680		$ 22,725		$ 23,476		$ 22,737		$ 23,233		$ 22,569		$ 23,628		$ 22,767		$ 23,181		$ 22,292		$ 23,336		$ 22,196		$ 22,295		$ 19,307		$ 19,391		$ 19,479		$ 17,089		$ 16,767		$ 15,729		$ 17,490		$ 17,325		$ 15,767		$ 17,263		$ 17,545		$ 16,418		$ 18,052		$ 17,856		$ 17,415		$ 17,213		$ 17,216		$ 18,644		$ 19,515		$ 18,499		$ 17,279		$ 15,947		$ 17,398		$ 19,482		$ 18,857		$ 20,389		$ 20,959		$ 19,345		$ 20,381		$ 20,347		$ 22,013		$ 21,769		$ 22,058		$ 21,766		$ 24,434		$ 22,434		$ 23,143		$ 21,577		$ 19,940		$ 19,813		$ 21,085		$ 22,326		$ 22,707		$ 24,050		$ 25,049		$ 25,859		$ 25,682		$ 25,353	$ 26,362	$ 26,298	$ 24,642	$ 28,262	$ 29,913	$ 30,976